SHAREHOLDERS' EQUITY (Schedule of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 71,849	$ 55,517	$ 35,964
Cost of Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	8,734	5,690	3,350
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	14,691	10,960	7,922
Sales and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	28,220	20,976	12,708
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 20,204	$ 17,891	$ 11,984